SHARE CAPITAL - Disclosure of Number of Share Purchase Warrants (Details) - Warrants [Member]	12 Months Ended
	May 31, 2025 Share shares	May 31, 2024 Share
Disclosure of classes of share capital [line items]
Outstanding and exercisable at beginning of period	1,625,187	3,506,854
Issued | shares	493,076
Cancelled/Expired/Exercised	(1,719,409)	(1,881,667)
Outstanding and exercisable at end of period	398,854	1,625,187